Property And Equipment, Net (Schedule Of Property And Equipment) (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 31,813,914	$ 31,401,395
Less accumulated amortization and depreciation	(20,165,748)	(18,856,930)
Property and equipment, net	11,648,166	12,544,465
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	3,144,068	3,144,068
Building And Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	7,914,321	7,761,553
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	19,354,823	19,242,068
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	953,381	932,859
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 447,321	$ 320,847